Financial Assets and Liabilities - Summary of Financial Instruments (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020
Disclosure Of Financial Assets And Liabilities [Line Items]
Cash & cash equivalents	$ 76,760	$ 136,881	$ 158,263	$ 129,328
Trade & other receivables	5,634	4,842
Financial assets at fair value through other comprehensive income	2,032	2,080
Other non-current assets	1,973	1,724
Financial assets, Total	86,399	145,527
Trade and other payables	18,983	19,598
Borrowings	94,169	94,245
Contingent consideration	23,890	25,409
Warrant liability	5,033
Financial liabilities, Total	142,075	139,252
Liabilities at Amortized Cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Trade and other payables	18,983	19,598
Borrowings	94,169	94,245
Financial liabilities, Total	113,152	113,843
Liabilities at FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Contingent consideration	23,890	25,409
Warrant liability	5,033
Financial liabilities, Total	28,923	25,409
Assets at Amortized Cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Cash & cash equivalents	76,760	136,881
Trade & other receivables	5,634	4,842
Other non-current assets	1,973	1,724
Financial assets, Total	84,367	143,447
Assets at FVOCI
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets at fair value through other comprehensive income	2,032	2,080
Financial assets, Total	$ 2,032	$ 2,080